SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
To ensure comparability between the periods presented, the Company performed the following reclassifications for the nine-month period ended on September 30, 2020:

To ensure comparability between the periods presented, the Company performed the following reclassifications for the nine-month period ended on September 30, 2020:

			Jan - Sep 2020

	Previously presented	Reclassification	Restated
Net cash provided by operating activities	5,110,377	1,002,146	6,112,523
Net cash used in investing activities	(923,071)	-	(923,071)
Net cash provided by (used in) financing activities	1,696,751	(1,002,146)	694,605
Effect of exchange rate variation on cash and cash equivalents	1,276,745	-	1,276,745
Net increase in cash and cash equivalents	7,160,802	-	7,160,802